Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Global Tax‑Aware Equity Portfolios
Class A, Institutional, Class P and Class R6 Shares of the
Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Tax‑Advantaged Global Equity Portfolio
(the “Funds”)
Supplement dated January 14, 2022 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”)
each dated December 29, 2021
Effective January 18, 2022 ("Effective Date"), changes have been made to each Fund’s principal investment strategy. These changes reflect that, as of the Effective Date, each Fund will no longer invest in the Goldman Sachs Tactical Tilt Overlay Fund and will instead implement its investments in Tactical Views (as defined below) directly. The Funds’ current investment objectives will remain the same. In addition, Sergey Kraytman and David Hale, CFA will serve as portfolio managers for the Funds. Monali Vora, CFA, Aron Kershner and John Sienkiewicz will continue to serve as portfolio managers for the Funds.
Accordingly, as of the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the fifth and sixth paragraphs under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Strategy” section and the fourth and fifth paragraphs under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the respective Fund’s Summary Prospectuses:
Also under normal circumstances, the Fund invests up to 10% of its total assets to implement investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Views”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). This allocation serves three purposes. First, it enables the Investment Adviser to implement the Tactical Views generated by the Investment Strategy Group. Second, the Tactical View investments may provide some ordinary income and short-term gains against which Fund expenses can be netted. Finally, it may increase the net distributions of qualifying dividends. The Investment Adviser determines in its sole discretion how to implement Tactical Views in the Fund.
Tactical Views are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes (“ETNs”) and the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non‑investment grade securities (commonly known as “junk bonds”); and (iv) derivatives.
The Investment Adviser will occasionally develop views regarding short-term expected returns, and may seek to temporarily change the allocations in the Fund in an attempt to improve short-term return. The Investment Adviser primarily implements such views through its Tactical View investments, but may also implement these views by selling and buying among the various Underlying Funds or by purchasing securities or other instruments, including ETFs. The Fund may discontinue any such tactical allocation in the future at the discretion of the Investment Adviser and without shareholder approval or notice.
The following risks are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Fund” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over‑the‑counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
The following risks are removed from the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses: “Commodity Sector Risk,” “Counterparty Risk,” “Expenses Risk,” “Investments of an Underlying Fund’s Underlying Funds,” “Leverage Risk,” “Short Position Risk,” “Subsidiary Risk,” “Subsidiary Tax Risk,” “Swaps Risk,” “Underlying Fund’s Investments in Affiliated Underlying Funds” and “Underlying Fund’s Investments in Underlying Funds.”
The following replaces “Investments in ETFs” under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses:
Investments in ETFs. The Clean Energy Income Fund may invest directly in affiliated and/or unaffiliated ETFs. The ETFs in which the Clean Energy Income Fund invests may invest directly in the same securities as those of the Underlying Fund’s investments. In addition, the Underlying Fund’s investments in these affiliated and/or unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Global Tax‑Aware Equity Portfolios
Class A, Institutional, Class P and Class R6 Shares of the
Goldman Sachs Enhanced Dividend Global Equity Portfolio
(the “Funds”)
Supplement dated January 14, 2022 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”)
each dated December 29, 2021
Effective January 18, 2022 ("Effective Date"), changes have been made to each Fund’s principal investment strategy. These changes reflect that, as of the Effective Date, each Fund will no longer invest in the Goldman Sachs Tactical Tilt Overlay Fund and will instead implement its investments in Tactical Views (as defined below) directly. The Funds’ current investment objectives will remain the same. In addition, Sergey Kraytman and David Hale, CFA will serve as portfolio managers for the Funds. Monali Vora, CFA, Aron Kershner and John Sienkiewicz will continue to serve as portfolio managers for the Funds.
Accordingly, as of the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the fifth and sixth paragraphs under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Strategy” section and the fourth and fifth paragraphs under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the respective Fund’s Summary Prospectuses:
Also under normal circumstances, the Fund invests up to 10% of its total assets to implement investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Views”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). This allocation serves three purposes. First, it enables the Investment Adviser to implement the Tactical Views generated by the Investment Strategy Group. Second, the Tactical View investments may provide some ordinary income and short-term gains against which Fund expenses can be netted. Finally, it may increase the net distributions of qualifying dividends. The Investment Adviser determines in its sole discretion how to implement Tactical Views in the Fund.
Tactical Views are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes (“ETNs”) and the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non‑investment grade securities (commonly known as “junk bonds”); and (iv) derivatives.
The Investment Adviser will occasionally develop views regarding short-term expected returns, and may seek to temporarily change the allocations in the Fund in an attempt to improve short-term return. The Investment Adviser primarily implements such views through its Tactical View investments, but may also implement these views by selling and buying among the various Underlying Funds or by purchasing securities or other instruments, including ETFs. The Fund may discontinue any such tactical allocation in the future at the discretion of the Investment Adviser and without shareholder approval or notice.
The following risks are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Fund” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over‑the‑counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
The following risks are removed from the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses: “Commodity Sector Risk,” “Counterparty Risk,” “Expenses Risk,” “Investments of an Underlying Fund’s Underlying Funds,” “Leverage Risk,” “Short Position Risk,” “Subsidiary Risk,” “Subsidiary Tax Risk,” “Swaps Risk,” “Underlying Fund’s Investments in Affiliated Underlying Funds” and “Underlying Fund’s Investments in Underlying Funds.”
The following replaces “Investments in ETFs” under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses:
Investments in ETFs. The Clean Energy Income Fund may invest directly in affiliated and/or unaffiliated ETFs. The ETFs in which the Clean Energy Income Fund invests may invest directly in the same securities as those of the Underlying Fund’s investments. In addition, the Underlying Fund’s investments in these affiliated and/or unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Global Tax‑Aware Equity Portfolios
Class A, Institutional, Class P and Class R6 Shares of the
Goldman Sachs Tax‑Advantaged Global Equity Portfolio
(the “Funds”)
Supplement dated January 14, 2022 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”)
each dated December 29, 2021
Effective January 18, 2022 ("Effective Date"), changes have been made to each Fund’s principal investment strategy. These changes reflect that, as of the Effective Date, each Fund will no longer invest in the Goldman Sachs Tactical Tilt Overlay Fund and will instead implement its investments in Tactical Views (as defined below) directly. The Funds’ current investment objectives will remain the same. In addition, Sergey Kraytman and David Hale, CFA will serve as portfolio managers for the Funds. Monali Vora, CFA, Aron Kershner and John Sienkiewicz will continue to serve as portfolio managers for the Funds.
Accordingly, as of the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the fifth and sixth paragraphs under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Strategy” section and the fourth and fifth paragraphs under the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the respective Fund’s Summary Prospectuses:
Also under normal circumstances, the Fund invests up to 10% of its total assets to implement investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Views”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). This allocation serves three purposes. First, it enables the Investment Adviser to implement the Tactical Views generated by the Investment Strategy Group. Second, the Tactical View investments may provide some ordinary income and short-term gains against which Fund expenses can be netted. Finally, it may increase the net distributions of qualifying dividends. The Investment Adviser determines in its sole discretion how to implement Tactical Views in the Fund.
Tactical Views are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, unaffiliated investment companies, ETFs, exchange-traded notes (“ETNs”) and the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non‑investment grade securities (commonly known as “junk bonds”); and (iv) derivatives.
The Investment Adviser will occasionally develop views regarding short-term expected returns, and may seek to temporarily change the allocations in the Fund in an attempt to improve short-term return. The Investment Adviser primarily implements such views through its Tactical View investments, but may also implement these views by selling and buying among the various Underlying Funds or by purchasing securities or other instruments, including ETFs. The Fund may discontinue any such tactical allocation in the future at the discretion of the Investment Adviser and without shareholder approval or notice.
The following risks are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Fund” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over‑the‑counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
The following risks are removed from the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses: “Commodity Sector Risk,” “Counterparty Risk,” “Expenses Risk,” “Investments of an Underlying Fund’s Underlying Funds,” “Leverage Risk,” “Short Position Risk,” “Subsidiary Risk,” “Subsidiary Tax Risk,” “Swaps Risk,” “Underlying Fund’s Investments in Affiliated Underlying Funds” and “Underlying Fund’s Investments in Underlying Funds.”
The following replaces “Investments in ETFs” under the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section and the “Goldman Sachs Tax‑Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses:
Investments in ETFs. The Clean Energy Income Fund may invest directly in affiliated and/or unaffiliated ETFs. The ETFs in which the Clean Energy Income Fund invests may invest directly in the same securities as those of the Underlying Fund’s investments. In addition, the Underlying Fund’s investments in these affiliated and/or unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.